Employee benefit obligations - Actuarial Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Discount rate	2.20%	0.40%
Expected rate of salary increase	1.50%	1.50%
Expected rate of pension increase	0.00%	0.00%